Investment in associate company and business combination (Tables)	12 Months Ended
Dec. 31, 2023
Investment in associate company and business combination [Abstract]
Investment in Associate Company
(Dollars in thousands)	2023	2022
Investment in associate company	$-	$-

Share of Profit of Associate Using in Equity Method
The following summarizes the share of profit of the associate that is accounted for using the equity method:

(Dollars in thousands)
Company’s share of	2023	2022	2021
Profit after taxation	$-	$1,327	$1,278
Other comprehensive income for the year, net of tax	$-	$(66)	$(74)
Total comprehensive income for the year	$-	$1,261	$1,204

Assets Acquired and Liabilities Assumed
Assets acquired and liabilities assumed

The preliminary fair values of the identifiable assets and liabilities of Goodwood as at the date of the acquisition were:

As of May 31, 2022
(Dollars in thousands)	FV recognized on acquisition
ASSETS
Current assets	$9,912
Non-current assets	2,522
Total assets	$12,433
LIABILITIES
Current liabilities	$(570)
Non-current liabilities	(2,342)
Total liabilities	$(2,912)
TOTAL IDENTIFIABLE NET ASSETS AT FAIR VALUE	$9,521

Previously held equity interest measured at fair value	$(6,030)
Non-controlling interest measured at fair value	(4,453)
Goodwill arising on acquisition	1,356
PURCHASE CONSIDERATION TRANSFERRED	$394

(Dollars in thousands)	Cash flow on acquisition
Net cash acquired with the subsidiary	$8,660
Cash paid	(394)
NET CASH FLOW ON ACQUISITION	$8,267